Stock-Based Compensation	9 Months Ended
Sep. 30, 2013
Stock-Based Compensation

Note 7. Stock-Based Compensation

Our 2004 Equity Incentive Plan (the “Plan”) authorizes the granting of options to purchase shares of Class B common stock, RSUs and other stock-based awards to our employees, nonemployees, consultants, officers and directors. In December 2012, we modified the Plan to increase the number of shares of Class B common stock reserved for issuance thereunder to 26,473,282. Options granted under the plan may be incentive or nonstatutory stock options. Incentive stock options may only be granted to employees. The term of each option and RSU is stated in the award agreement, but shall be no more than 10 years from the date of grant. The board of directors determines the period over which options and RSUs become vested. Currently, the vesting period for our options and RSUs is typically 4 years.

Stock-based compensation expense was included in the consolidated statements of operations as follows:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands)
				(unaudited)
Cost of revenues	$18	$22	$107	$66	$291
Sales and marketing	256	565	1,394	933	3,506
Research and development	262	628	2,115	1,445	3,785
General and administrative	102	233	1,180	809	1,951

Total stock compensation	$638	$1,448	$4,796	$3,253	$9,533

A summary of the option activity under our stock option plan during the year ended December 31, 2012 and the nine months ended September 30, 2013 is presented below:

	Options Outstanding
	Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
			(in thousands)
Balances at December 31, 2011	9,005,112	$1.63

Options granted	7,619,040	8.21
Options exercised	(1,082,288)	0.56
Options canceled	(13,671)	2.65
Options forfeited	(129,972)	6.28

Balances at December 31, 2012	15,398,221	$4.92	$114,243

Options granted (unaudited)	1,341,550	23.18
Options exercised (unaudited)	(1,135,956)	1.47
Options canceled (unaudited)	(7,578)	6.81
Options forfeited (unaudited)	(261,897)	8.51

Balances at September 30, 2013 (unaudited)	15,334,340	$6.71	$989,592

Vested and expected to vest at December 31, 2012	14,456,664	$4.70	$110,395

Exercisable at December 31, 2012	7,131,804	$1.61	$76,532

Vested and expected to vest at September 30, 2013 (unaudited)	14,341,565	$6.43	$929,520

Exercisable at September 30, 2013 (unaudited)	7,938,908	$2.96	$542,102

The stock options are exercisable at a price equal to the market value of the underlying shares of common stock on the date of the grant. For periods prior to the IPO this value was determined by our board of directors. The weighted-average grant date fair value of stock options granted in 2010, 2011 and 2012 was $0.94, $2.74 and $4.65, respectively. The total intrinsic value of options exercised during 2010, 2011 and 2012 was $5.2 million, $0.8 million and $7.6 million, respectively.

The following provides a summary of our RSU activity during the nine months ended September 30, 2013 (unaudited):

	Number of Shares Underlying Outstanding RSUs	Weighted-Average Grant-Date Fair Value per RSU	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2012 (unaudited)	—	$—
RSUs granted (unaudited)	133,350	60.15
RSUs vested (unaudited)	—	—
RSUs forfeited (unaudited)	(1,000)	53.82

Outstanding at September 30, 2013 (unaudited)	132,350	$60.20	$9,429

Expected to vest at September 30, 2013 (unaudited)	113,661		$8,097

As of December 31, 2012 and September 30, 2013, there was $30.3 million and $39.4 million (unaudited), respectively, of unrecognized compensation expense related to unvested stock awards that is expected to be recognized on a straight-line basis over the weighted-average remaining service period of approximately 3.2 years.

Equity-based awards (including stock options and RSUs) are available for issuance as follows:

Shares Available for Grant
Balances at December 31, 2011	140,039

Additional shares authorized	14,243,282
Awards granted	(7,619,040)
Awards canceled	13,671
Awards forfeited	129,972

Balances at December 31, 2012	6,907,924

Awards granted (unaudited)	(1,474,900)
Awards canceled (unaudited)	7,578
Awards forfeited (unaudited)	262,897

Balances at September 30, 2013 (unaudited)	5,703,499

Valuation Assumptions

All stock-based payments to employees are measured based on the grant date fair value of the awards and recognized in the consolidated statements of operations over the period during which the employee is required to perform services in exchange for the award (generally the four year vesting period of the award). We estimate the fair value of RSUs granted by using the closing price of our Class A common stock as reported on the New York Stock Exchange on the date of grant. We estimate the fair value of stock options granted using the Black-Scholes option-valuation model. For the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, the fair value of options was estimated using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)
Risk-free interest rates	1.79%	1.55%	0.69%	0.74%	1.11%
Expected term	5 years	5 years	5 years	5 years	5 years
Expected dividends	None	None	None	None	None
Expected volatility	50.3%	52.1%	49.0%	49.2%	46.8%

The weighted-average, risk-free interest rate is based on the rate for a U.S. Treasury zero-coupon issue with a term that approximates the expected life of the option grant at the date closest to the option grant date.

The expected term represents the period that our stock-based awards are expected to be outstanding. The expected term assumptions were determined based on actual experience adjusted for expected employee exercise behavior.

For periods prior to our IPO, there was no active external or internal market for our common shares. We lack sufficient historical volatility of our share price, accordingly, we base our volatility on an estimate of similar entities whose share prices are publicly available.

We have not paid and do not expect to pay dividends.

The estimation of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from our current estimates, such amounts will be recorded as a cumulative adjustment in the period the estimates are revised. We consider many factors when estimating expected forfeitures, including the types of awards, employee class and historical experience. Forfeitures were estimated at the time of grant and revised if necessary in subsequent periods if actual forfeitures differed from those estimates. Actual results, and future changes in estimates, may differ substantially from our current estimates. We use the straight-line attribution method for recognizing stock-based compensation expense.

Common Stock Warrant

On May 15, 2013, 53,118 shares of Class B common shares were issued (net of 1,049 shares withheld for the exercise price) in conjunction with a fully-vested warrant to purchase 54,167 shares of our Class B common stock at an exercise price of $0.60 per share (unaudited).